Note 11 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS (note 11)	$ 3,340	$ 4,369
Deferred Charges [Member]
OTHER ASSETS (note 11)	1,370	3,194
Refundable Deposits [Member]
OTHER ASSETS (note 11)	1,290	474
Land Use Rights [Member]
OTHER ASSETS (note 11)	630	649
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 11)	$ 50	$ 52